BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2018	2017	2016
Numerator:
Income (loss) attributable to Magal shareholders'	$2,722	$(6,914)	$1,029

Denominator:
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	23,040,436	22,989,009	17,999,779
Effect of diluting securities:
Employee stock options	247,315	-	31,654

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	23,287,751	22,989,009	18,031,433